Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative Financial Instruments	$ 71,138,490	$ 20,889,755
Other Financial Assets	359,022,783	351,638,283
Loans and Other Financing	6,210,116,814	7,804,461,715
Liabilities
Liabilities measured at Fair Value trough Profit or Loss	99,752,488	491,036
Derivative Financial Instruments	24,670,981	10,634,605
Other Financial Liabilities	2,566,789,182	2,189,677,467
Lease Liabilities	59,387,390	48,182,059
Subordinated Debt Securities	414,476,406	285,024,673
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,249,812,916	6,415,541,147
Derivative Financial Instruments	71,138,491	20,889,755
Repurchase Transactions	2,450,793,032	747,143,041
Other Financial Assets	395,448,408	379,109,943
Loans and Other Financing	14,308,744,228	10,439,871,266
Other Debt Securities	3,911,165,958	2,333,027,814
Financial Assets Pledged as Collateral	869,937,071	954,807,354
Investments in Equity Instruments	19,427,400	14,055,309
Liabilities
Deposits	11,783,907,945	13,793,563,889
Liabilities measured at Fair Value trough Profit or Loss	99,752,486	491,036
Derivative Financial Instruments	24,670,981	10,634,605
Repurchase Transactions	47,061,623
Other Financial Liabilities	2,541,872,155	2,162,517,677
Lease Liabilities	39,726,769	42,661,508
Financing Received from the Argentine Central Bank and Other Financial Institutions	357,572,652	309,956,398
Debt Securities	228,404,930	626,284,060
Subordinated Debt Securities	477,999,880	361,504,597
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,183,603,541	6,365,670,032
Derivative Financial Instruments	71,138,491	20,889,755
Repurchase Transactions	2,450,793,032	747,143,041
Other Financial Assets	274,537,680	287,725,423
Loans and Other Financing	9,627,640,726	3,595,762,577
Other Debt Securities	3,891,358,171	2,306,700,256
Financial Assets Pledged as Collateral	869,937,071	954,807,354
Investments in Equity Instruments	19,427,400	14,055,309
Liabilities
Deposits	11,384,936,442	13,142,175,985
Liabilities measured at Fair Value trough Profit or Loss	99,752,486	491,036
Derivative Financial Instruments	24,670,981	10,634,605
Repurchase Transactions	47,061,623
Other Financial Liabilities	2,195,125,007	1,503,773,325
Lease Liabilities	1,630,082	1,439,888
Financing Received from the Argentine Central Bank and Other Financial Institutions	126,327,803	54,420,480
Debt Securities	32,124,358	52,461,246
Subordinated Debt Securities	30,486,265	10,805,563
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	19,762,586	6,996,315
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	3,625,183	2,550,062
Loans and Other Financing	2,738,267,320	3,350,074,739
Other Debt Securities	3,235,501	4,034,155
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	354,796,560	612,517,077
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	316,699,058	634,299,639
Lease Liabilities	4,233,222	4,498,393
Financing Received from the Argentine Central Bank and Other Financial Institutions	174,110,702	128,442,822
Debt Securities	141,749,684	242,736,419
Subordinated Debt Securities	0	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	41,993,987	8,243,618
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	4,364,530	3,090,476
Loans and Other Financing	881,924,837	1,435,639,873
Other Debt Securities	3,634,323	5,819,531
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	44,029,162	38,143,887
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	5,734,385	2,324,559
Lease Liabilities	5,650,015	5,592,409
Financing Received from the Argentine Central Bank and Other Financial Institutions	48,212,475	115,125,256
Debt Securities	38,685,709	152,638,549
Subordinated Debt Securities	15,880,869	10,805,563
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	4,452,802	34,631,182
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	112,921,015	42,383,331
Loans and Other Financing	774,562,624	1,236,568,741
Other Debt Securities	12,937,963	16,473,872
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	145,781	726,827
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	17,223,900	16,358,651
Lease Liabilities	13,548,449	20,299,875
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,921,672	11,967,840
Debt Securities	15,845,179	178,447,846
Subordinated Debt Securities	431,632,746	339,893,471
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	0	43,360,651
Loans and Other Financing	286,348,721	821,825,336
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	0	113
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	7,089,805	5,761,503
Lease Liabilities	14,665,001	10,830,943
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0